iShares
®
Emerging Markets Infrastructure ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  — 10.6%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP, ADR ......................... 25,260 $ 602,456
Motiva Infraestrutura de Mobilidade SA .......... 86,475 237,117
839,573
a
China  — 33.5%
Anhui Expressway Co. Ltd., Class H ............ 36,000 60,503
Beijing Capital International Airport Co. Ltd., Class H
(a)
162,000 57,481
CGN Power Co. Ltd., Class H
(b)
............... 568,000 213,718
China Gas Holdings Ltd. .................... 154,600 152,560
China Longyuan Power Group Corp. Ltd., Class H .. 178,000 152,003
China Merchants Port Holdings Co. Ltd. ......... 102,000 198,637
China Oilfield Services Ltd., Class H ............ 224,000 201,285
China Resources Power Holdings Co. Ltd.
(c)
....... 116,000 258,220
China Suntien Green Energy Corp. Ltd., Class H ... 228,000 115,572
COSCO SHIPPING Energy Transportation Co. Ltd.,
Class H ............................. 160,000 197,803
COSCO SHIPPING Ports Ltd. ................ 118,000 84,981
Guangdong Investment Ltd. .................. 148,000 129,115
Huaneng Power International, Inc., Class H ....... 220,000 162,131
Jiangsu Expressway Co. Ltd., Class H .......... 106,000 136,063
Kunlun Energy Co. Ltd. ..................... 204,000 195,011
Shenzhen International Holdings Ltd. ........... 121,499 135,039
Sinopec Kantons Holdings Ltd. ................ 124,000 69,091
Zhejiang Expressway Co. Ltd., Class H .......... 142,000 130,821
2,650,034
a
Mexico  — 20.4%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR 2,936 319,349
Grupo Aeroportuario del Pacifico SAB de CV, ADR .. 3,077 811,190
Grupo Aeroportuario del Sureste SAB de CV, ADR .. 1,501 485,423
1,615,962
a
Qatar  — 4.8%
Qatar Gas Transport Co. Ltd. ................. 304,884 375,464
a
South Korea  — 5.7%
Korea Electric Power Corp., ADR
(c)
............. 27,513 453,965
a
Thailand  — 8.0%
Airports of Thailand PCL, NVDR ............... 374,400 628,115
a
Security Shares Value
a
United Arab Emirates  — 4.6%
ADNOC Drilling Co. PJSC ................... 250,093 $ 363,623
a
Total Common Stocks — 87.6%
(Cost: $5,713,874) .................................. 6,926,736
a
Preferred Stocks
Brazil  — 9.6%
Axia Energia, Class C, Preference Shares, NVS, ADR
(a)
12,622 108,802
Axia Energia, Preference Shares, NVS, ADR ...... 48,904 447,960
Cia Energetica de Minas Gerais, Preference Shares,
ADR ................................ 102,067 204,134
760,896
a
Total Preferred Stocks — 9.6%
(Cost: $559,883) ................................... 760,896
a
Total Long-Term Investments — 97.2%
(Cost: $6,273,757) .................................. 7,687,632
a
Short-Term Securities
Money Market Funds  —  7.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.89%
(d)(e)(f)
...................... 555,378 555,656
a
Total Short-Term Securities — 7.0%
(Cost: $555,656) ................................... 555,656
Total Investments —  104.2%
(Cost: $6,829,413) .................................. 8,243,288
Liabilities in Excess of Other Assets — (4.2)% ............... (330,920)
Net Assets — 100.0% ................................. $ 7,912,368
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ —  $ 555,741
(a)
$ —  $ (85) $ —  $ 555,656  555,378  $ 2,203
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares
(c)
30,000  —  (30,000)
(a)
—  —  —  —  439  —
$ (85) $ —
$ 555,656
$ 2,642  $ —

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Emerging Markets Infrastructure ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................ 3 03/20/26 $ 212 $ (199)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,026,456  $ 2,900,280  $ —  $ 6,926,736
Preferred Stocks ......................................... 760,896  —  —  760,896
Short-Term Securities
Money Market Funds ...................................... 555,656  —  —  555,656
$ 5,343,008  $ 2,900,280  $ —  $ 8,243,288
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (199) $ —  $ —  $ (199)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company